Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit loss			$ 896
Depreciation of property and equipment		1,949	2,195
Write-downs of inventories		152,352	147,124
Net operating losses carry forwards*	[1]	5,403
Total deferred tax assets		159,704	150,215	$ 147,311
Balance at January 1		150,215	147,311
Deferred income tax benefit recognized during the year		8,615	3,074	474
Exchange rate differences		874	(170)
Balance at December 31		$ 159,704	$ 150,215	$ 147,311

[1]	The net operating losses carry forwards of the entity in Hong Kong are $32,597 and nil as of December 31, 2024 and 2023, respectively, which can be carried forward without an expiration date.